UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA           November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:  $1,049,271
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       028-06345                  Peninsula Investment Partners, LP
2.       028-10690                  Peninsula Capital Appreciation, LLC


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                             TITLE OF                    VALUE      SHRS OR     SH/ PUT/   INVESTMENT  OTHR      VOTING AUTHORITY
NAME OF ISSUER               CLASS           CUSIP       (X$1000)   PRN AMT     PRN CALL   DISCRETION  MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC            COM             00949P108    21,875     3,500,000  SH          SHARED     1, 2    3,500,000
ALLEGIANT TRAVEL CO          COM             01748X102    15,236       400,000  SH          SHARED     1, 2      400,000
BANK OF AMERICA CORPORATION  COM             060505104    33,840     2,000,000  SH          SHARED     1, 2    2,000,000
CINCINNATI BELL INC NEW      COM             171871106    42,000    12,000,000  SH          SHARED     1, 2   12,000,000
COGENT COMM GROUP INC        COM NEW         19239V302    49,720     4,400,000  SH          SHARED     1, 2    4,400,000
DAVITA INC                   COM             23918K108   254,880     4,500,000  SH          SHARED     1, 2    4,500,000
DISH NETWORK CORP            CL A            25470M109    19,260     1,000,000  SH          SHARED     1, 2    1,000,000
ECHOSTAR CORP                CL A            278768106    18,460     1,000,000  SH          SHARED     1, 2    1,000,000
FIBERTOWER CORP              COM             31567R100     7,560     7,000,000  SH          SHARED     1, 2    7,000,000
GENERAL ELECTRIC CO          COM             369604103    49,260     3,000,000  SH          SHARED     1, 2    3,000,000
GRACE W R & CO DEL NEW       COM             38388F108   234,044    10,765,600  SH          SHARED     1, 2   10,765,600
LIBERTY MEDIA CORP NEW       INT COM SER A   53071M104    10,970     1,000,000  SH          SHARED     1, 2    1,000,000
LIBERTY MEDIA CORP NEW       CAP COM SER A   53071M302    20,920     1,000,000  SH          SHARED     1, 2    1,000,000
LIBERTY MEDIA CORP NEW       ENT COM SER A   53071M500   124,440     4,000,000  SH          SHARED     1, 2    4,000,000
STANLEY FURNITURE INC        COM NEW         854305208     8,438       813,716  SH          SHARED     1, 2      813,716
SUNCOR ENERGY INC            COM             867229106     6,912       200,000  SH          SHARED     1, 2      200,000
TIVO INC                     COM             888706108    20,720     2,000,000  SH          SHARED     1, 2    2,000,000
VALASSIS COMMUNICATIONS INC  COM             918866104    71,520     4,000,000  SH          SHARED     1, 2    4,000,000
WSFS FINL CORP               COM             929328102    39,216     1,472,069  SH          SHARED     1, 2    1,472,069


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